CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Statement of Financial Position [Abstract]
Allowances for doubtful accounts	$ 954	$ 658
Common shares, no par value	$ 0.00	$ 0.00
Common shares, authorized	30,000,000	30,000,000
Common shares, issued	17,061,810	17,031,810
Common shares, outstanding	15,915,239	15,885,239
Treasury stock, at cost	1,146,571	1,146,571